UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of June 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 22.3%
	Bank of New York (The)
$10,000	4.550%, 10/27/06	$10,000,000
40,000	5.3806%, 3/1/07(a)	40,046,577
	Barclays Bank PLC New York
3,000	5.036%, 1/29/07(a)	2,999,373
	BNP Paribas
33,000	4.760%, 10/25/06	33,000,000
	Branch Banking & Trust
25,850	5.110%, 8/10/06(a)	25,849,701
	Citibank NA
15,000	5.170%, 8/23/06	15,000,000
	Royal Bank of Scotland PLC
25,000	4.300%, 9/28/06	25,000,000
	Skandinaviska Enskilda Banken New York
20,000	5.0869%, 4/4/07(a)	19,997,791
	Suntrust Bank
20,000	5.100%, 2/9/07(a)	19,998,803
	Toronto Dominion Bank
50,000	3.795%, 7/3/06	50,000,000
	Wells Fargo Bank NA
25,000	4.880%, 2/1/07	25,000,000
50,000	5.240%, 4/10/07	49,999,999

		316,892,244

COMMERCIAL PAPER 24.5%
	Bank of America Corp.
20,000	5.310%, 8/8/06(b)	19,888,533
	Ciesco LP
13,000	5.080%, 7/11/06(b)	12,981,800
	Citigroup Funding, Inc.
24,000	5.290%, 8/4/06(b)	23,881,000
40,000	5.330%, 8/7/06(b)	39,782,111
	Daimler Chrysler
31,945	5.330%, 7/31/06(b)	31,803,910
	Falcon Asset Securitization Corp., 144A
50,000	5.300%, 7/26/06(b)	49,817,013
25,000	5.280%, 8/7/06(b)	24,865,361
	HSBC Finance Corp.
15,000	5.290%, 8/3/06(b)	14,927,675
	Nyala Funding LLC, 144A
25,000	5.310%, 8/15/06(b)	24,835,625
	Old Line Funding Corp., 144A
14,300	5.280%, 8/3/06(b)	14,231,181
	Park Granada LLC, 144A
15,000	5.250%, 7/17/06(b)	14,965,167
	Sanofi-Aventis, 144A
26,500	5.410%, 9/20/06(b)	26,181,603
	Sheffield Receivables, 144A
50,000	5.290%, 8/3/06(b)	49,758,917

		347,919,896

OTHER CORPORATE OBLIGATIONS 35.9%
	American Express Credit Corp., MTN
46,000	5.2294%, 7/5/07(a)	46,005,890
	Bank One NA, MTN
8,000	5.0947%, 1/12/07(a)	8,003,157
	General Electric Capital Corp.
31,500	5.250%, 7/9/07(a)	31,500,000
	Genworth Life Insurance Co.
23,000	5.3744%, 7/24/06(a)(e)(f) (cost $23,000,000; purchase date 7/22/05)	23,000,000
	Goldman Sachs Group, Inc. (The), MTN
25,000	5.1491%, 8/1/06(a)	25,001,476
26,900	5.115%, 7/2/07(a)	26,937,531
	HSBC Finance Corp., MTN
22,000	5.1275%, 7/6/07(a)	22,000,000
	HSBC USA, Inc., MTN
35,000	5.1788%, 7/13/07(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	5.299%, 7/20/07(a)	49,998,681
	JP Morgan Chase & Co., MTN
12,000	5.1148%, 7/2/07(a)	12,000,000
	Merrill Lynch & Co., Inc., MTN
55,000	5.420%, 7/11/07(a)	55,000,000
	Metlife Insurance Co. of Connecticut
5,000	5.220%, 7/7/06(e)(f) (cost $5,000,000; purchase date 7/8/05)	5,000,000
	Metropolitan Life Insurance Co.
10,000	5.2188%, 2/1/07(a)(e)(f) (cost $10,000,000; purchase date 2/1/06)	10,000,000
	Morgan Stanley Group, Inc., MTN
46,000	5.1494%, 7/3/07(a)	46,000,000
	Nordea Bank AB, 144A
43,800	5.150%, 7/10/07(a)	43,799,848
	Pacific Life Insurance Co.
11,000	5.4606%, 7/13/07(a)(e)(f) (cost $11,000,000; purchase date 6/15/06)	11,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	5.2419%, 7/16/07(a)	36,000,000
	Travelers Insurance Co.
25,000	5.280%, 2/23/07(a)(e) (cost $25,000,000; purchase date 2/24/06)	25,000,000

		511,246,583

REPURCHASE AGREEMENT 4.5%
	UBS Warburg LLC
64,365	5.40%, dated 6/30/06 due 7/03/06 in the amount of $64,393,964 (cost $64,365,000; the value of the collateral plus accrued interest was $65,653,057)(c)	64,365,000

Shares

MONEY MARKET FUND 10.6%
150,506,273	Dryden Core Investment Fund—Taxable Money Market Series(d) (cost $150,506,273)	150,506,273
	Total Investments 97.8% (amortized cost $1,390,929,996)(g)	1,390,929,996
	Other assets in excess of liabilities 2.2%	31,171,225

	Net Assets 100.0%	$1,422,101,221

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN – Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at June 30, 2006.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $74,000,000. The aggregate value of $74,000,000 is 5.2% of net assets.
(f)	Indicates a security that has been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date     August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     August 25, 2006

*	Print the name and title of each signing officer under his or her signature.